Credit Facilities	12 Months Ended
Dec. 31, 2017
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Credit Facilities
18.	Credit Facilities

18.1.	Bank Debt

(in thousands)	December 31 2017	December 31 2016
Current portion	$-	$-
Long-term portion	770,000	1,193,000

Gross bank debt outstanding [1]	$770,000	$1,193,000

1)	There is $6 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other.

	Years Ended December 31

(in thousands)	2017	2016

Interest Expense During Period
Average principle outstanding during period	$970,750	$1,148,500
Average effective interest rate during period	2.57%	2.11%

Total interest expense incurred during period	$24,993	$24,193

On February 27, 2018, the term of the revolving credit facility was extended by an additional year, with the facility now maturing on February 27, 2023. The Company incurred fees of $1.2 million in relation to this extension.

The Company’s Revolving Facility has financial covenants which require the Company to maintain: (i) a net debt to tangible net worth ratio of less than or equal to 0.75:1; and (ii) an interest coverage ratio of greater than or equal to 3.00:1. Only cash interest expenses are included for the purposes of calculating the interest coverage ratio. The Company is in compliance with these debt covenants.

At the Company’s option, amounts drawn under the Revolving Facility incur interest based on the Company’s leverage ratio at either (i) LIBOR plus 1.20% to 2.20%; or (ii) the Bank of Nova Scotia’s Base Rate plus 0.20% to 1.20%. Undrawn amounts under the Revolving Facility are subject to a stand-by fee of 0.24% to 0.44% per annum, dependent on the Company’s leverage ratio.

The Revolving Facility, which is classified as a financial liability and reported at amortized cost using the effective interest method, can be drawn down at any time to finance acquisitions, investments or for general corporate purposes.

18.2.	Letters of Guarantee

As more fully disclosed in Note 27, on March 15, 2016, the Company entered into a Letter of Guarantee in favour of Her Majesty the Queen in Right of Canada, as represented by the Minister of National Revenue in the amount of $153 million (Cdn$192 million). On March 15, 2017 and 2018, additional letters of guarantee in the amount of $9 million (Cdn$11 million) and $8 million (Cdn$10 million), respectively, were delivered to the CRA as security for additional estimated interest for the respective following year. The Letters of Guarantee, which renew annually and have no set expiry date, carry an annual fee of 100 basis points.